Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 2,120,159	$ 2,020,251	$ 4,210,545	$ 3,998,829
Ireland
Segment Reporting Information [Line Items]
Revenue	702,858	593,407	1,355,543	1,105,241
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	384,214	373,810	774,429	788,033
U.S.
Segment Reporting Information [Line Items]
Revenue	792,370	848,019	1,601,855	1,692,423
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 240,717	$ 205,015	$ 478,718	$ 413,132